Business combinations - Revenue and Operating Profit (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Business combinations
Revenue from the dates of acquisition	£ 68	£ 75
Operating profit from the dates of acquisition	1	10
Revenue as if acquisition happened at the beginning	5,492	5,414
Operating profit as if acquisition happened at the beginning	£ 551	£ 628